Intangible Assets, Net and Goodwill - Changes to Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill [Roll Forward]
Beginning balance	$ 840,148
Goodwill related to sale of SharkNinja Co, Ltd. (See Note 4)	(5,739)
Effect of foreign currency translation	(206)
Ending balance	$ 834,203